Segment Information (Details) - Schedule of Financial Information Related to Our Reportable Segments and Corporate - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net revenue	$ 437,855	$ 1,022,851	$ 2,123,364	$ 3,997,490	$ 4,796,474	$ 4,299,717
Cost of revenue	359,700	1,404,562	1,809,974	4,771,151	6,109,206	5,300,037
Gross margin	78,155	(381,711)	313,390	(773,661)	(1,312,732)	(1,000,320)
Compensation	341,338	1,736,035	5,176,920	3,510,727
Research and development	543,161	234,965	721,088	686,131	951,414	983,528
Marketing	61,898	646,520	969,228	4,016,051	4,700,171	9,626,982
Stock based compensation	397,516	626,568	8,283,267	3,848,578	4,183,844	9,661,168
General and administrative	585,970	2,193,024	3,366,745	7,702,436	9,024,428	9,975,360
Depreciation and amortization	71,085	157,996	143,207	441,943	592,139	397,440
Total operating expenses	2,000,968	5,595,108	18,660,455	20,205,866	27,718,380	32,368,400
Interest expense	(473,457)	(673,694)	(632,808)	(707,950)	821,051	372,106
All other expenses	(522,484)	(2,875,832)	(4,360,264)	(3,424,854)	5,824,152	3,638,327
Other expenses, net	(995,941)	(3,549,527)	(4,993,072)	(4,132,804)	(6,645,203)	(4,010,433)
Loss before income tax provision and equity in net loss from unconsolidated investments	(2,918,754)	(9,526,346)	(23,340,137)	(25,112,331)	(35,676,315)	(37,379,153)
Creatd Labs [Member]
Segment Reporting Information [Line Items]
Net revenue	243,397	291,414	852,969	1,138,904	1,616,278	1,926,374
Cost of revenue	230,247	564,349	728,357	1,917,039	2,000,970	3,186,240
Gross margin	13,150	(272,935)	124,612	(778,135)	(384,692)	(1,259,866)
Compensation	209,911	59,603	1,123,325	724,423
Research and development	543,161	139,997	721,088	408,810	606,211	758,293
Marketing	61,898	370,584		2,301,994	2,722,579	8,182,935
Stock based compensation	244,458	122,964		755,284	864,507	1,727,021
General and administrative	83,960	29,120	114,169	(482,093)	246,540	3,918,130
Depreciation and amortization		1,489		4,166
Total operating expenses	1,143,388	723,757	1,958,582	3,712,584	4,439,837	14,586,379
Interest expense	(38,982)	(17,048)	(37,881)	(34,095)	33,938	12,706
All other expenses	(31,182)		(31,182)
Other expenses, net	(70,164)	(17,048)	(69,063)	(34,095)	(33,938)	(12,706)
Loss before income tax provision and equity in net loss from unconsolidated investments	(1,200,402)	(1,013,740)	(1,903,033)	(4,524,814)	(4,858,467)	(15,858,951)
Creatd Ventures [Member]
Segment Reporting Information [Line Items]
Net revenue	39,014	316,654	646,745	1,237,542	1,456,593	90,194
Cost of revenue	97,167	502,396	895,386	1,706,586	2,807,285	148,989
Gross margin	(58,153)	(185,742)	(248,641)	(469,044)	(1,350,692)	(58,940)
Compensation	58,764	353,008	314,471	49,735
Research and development						131
Marketing		234,760	276,189	1,458,280	1,675,083
Stock based compensation	68,435	111,472		684,697	781,928	1,560,546
General and administrative	50,029	80,377	142,373	1,317,924	592,210	1,665,783
Depreciation and amortization	8,681	43,001	41,972	120,282	143,360	100,633
Total operating expenses	185,909	822,618	775,005	3,630,918	3,558,313	3,327,093
Interest expense	(2,498)		(7,830)		(298)
All other expenses
Other expenses, net	(2,498)		(7,830)		298
Loss before income tax provision and equity in net loss from unconsolidated investments	(246,560)	(1,008,360)	(1,031,476)	(4,099,962)	(4,908,707)	(3,385,888)
Creatd Studios [Member]
Segment Reporting Information [Line Items]
Net revenue	115		28,983
Cost of revenue			2,500
Gross margin	115		26,483
Compensation	24,080		128,862
Research and development
Marketing
Stock based compensation	28,043
General and administrative	29,236		95,373
Depreciation and amortization
Total operating expenses	81,359		224,235
Interest expense
All other expenses
Other expenses, net
Loss before income tax provision and equity in net loss from unconsolidated investments	(81,244)		(197,752)
Creatd Partners [Member]
Segment Reporting Information [Line Items]
Net revenue	155,329	414,783	594,667	1,621,044	1,723,603	2,283,149
Cost of revenue	32,286	337,817	183,731	1,147,526	1,300,951	1,964,808
Gross margin	123,043	76,966	410,936	473,518	422,652	318,341
Compensation	15,102	289,107	80,817	198,074
Research and development		94,968		277,321	345,203	225,104
Marketing		41,176	693,039	255,777	302,509	962,698
Stock based compensation	17,587	126,654		777,948	887,627	1,884,986
General and administrative	40,036	54,341	26,100	834,413	509,757	1,600,212
Depreciation and amortization		40,917		114,453	132,683	252,730
Total operating expenses	72,725	647,163	799,956	2,457,986	2,177,779	6,649,652
Interest expense	(2,266)
All other expenses
Other expenses, net	(2,266)
Loss before income tax provision and equity in net loss from unconsolidated investments	48,052	(570,197)	(389,020)	(1,984,468)	(1,755,127)	(6,331,311)
Corporate [Member]
Segment Reporting Information [Line Items]
Net revenue
Cost of revenue
Gross margin
Compensation	33,482	1,034,317	3,529,445	2,538,495
Research and development
Marketing						481,349
Stock based compensation	38,993	265,478	8,283,267	1,630,649	1,649,782	4,488,615
General and administrative	382,709	2,029,186	2,988,730	6,032,192	7,675,921	2,791,236
Depreciation and amortization	62,404	72,589	101,235	203,042	316,096	44,076
Total operating expenses	517,588	3,401,570	14,902,677	10,404,378	12,650,920	11,803,003
Interest expense	(429,710)	(656,646)	(587,097)	(673,855)	787,411	359,400
All other expenses	(491,302)	(2,875,832)	(4,329,082)	(3,424,854)	5,824,152	3,638,327
Other expenses, net	(921,012)	(3,532,478)	(4,916,179)	(4,098,709)	(6,611,563)	(3,997,727)
Loss before income tax provision and equity in net loss from unconsolidated investments	$ (1,438,600)	$ (6,934,048)	$ (19,818,856)	$ (14,503,087)	$ (19,262,483)	$ (11,803,003)